Events after the balance sheet date (Details) $ in Millions						1 Months Ended	6 Months Ended	12 Months Ended
	Aug. 02, 2023 CHF (SFr)	Jul. 28, 2023 CHF (SFr) shares	Nov. 01, 2022 CHF (SFr)	May 01, 2021 CHF (SFr)	Oct. 30, 2020 USD ($)	Aug. 31, 2022 CHF (SFr)	Jun. 30, 2023 CHF (SFr) shares	Dec. 31, 2019 USD ($)
Events after balance sheet date
Exercise of pre-funded warrants | shares							3,502,950
Share capital as registered in trade register							SFr 1,329,483.11
Number of shares registered in trade register | shares							132,948,311
Indivior PLC | Research
Events after balance sheet date
Additional funding for research and development costs incurred			SFr 950,000	SFr 3,700,000	$ 2.8	SFr 850,000		$ 1.6
Issuance of shares
Events after balance sheet date
Exercise of pre-funded warrants | shares		2,946,000
Share capital as registered in trade register		SFr 1,329,483.11
Number of shares registered in trade register | shares		132,948,311
Research agreement | Indivior PLC | Research
Events after balance sheet date
Additional funding for research and development costs incurred	SFr 2,700,000
Research funding to be received	1,100,000
Research funding to be paid by investor to third parties	SFr 1,600,000